Leases	9 Months Ended
Sep. 30, 2023
Lessee Disclosure [Abstract]
Leases
11. Leases
The Company’s building leases consist of office and laboratory space under non-cancelable
leases that have remaining terms from approximately 3 months to 11 years.
The Company is party to an operating lease at One Kendall Square, Cambridge, Massachusetts and occupies 22,561 square feet of laboratory and office space (the “OKS Facility”) which expires on December 31, 2023, and an operating sublease agreement at Cummings Park in Woburn, Massachusetts and occupies 18,148 square feet of laboratory and office space (the “Cummings Park Sublease”) which expires on July 31, 2024.
The Company is party to an operating lease for 50,453 square feet of office and laboratory space at 60 First Street, Cambridge, Massachusetts (the “60 First Street Lease”). In May 2023, the Company obtained control over the space and the Company recognized the operating lease right-of-use
asset and the operating lease liability of $26.8 million on the commencement date of the lease. The total rental payments over the 11 year lease are expected to be $62.1 million, including rent credits and other lease incentives per the terms of the lease. Specifically, the 60 First Street Lease provides the Company with a tenant improvement allowance of $13.1 million. The Company utilized $2.1 million of the $13.1 million tenant improvement allowance as of September 30, 2023. The Company has an option to extend the lease for an additional period of five years with the rent during the option period being the then fair market rent.
Future minimum lease payments for all leases, net of $11.0 million expected to be received and intended to be used related to the remaining tenant improvement allowance and rent credits associated with the 60 First Street Lease, as of September 30, 2023 were as follows (in thousands):

As of September 30, 2023
Remaining of 2023	$548
2024	(8,956)
2025	6,247
2026	7,341
2027	7,557
Thereafter	52,498

Total future minimum lease payments	65,235
Less: interest	(34,015)

Present value of operating lease liabilities	$31,220

As of September 30, 2023, the weighted average remaining lease term was 10.4 years and the weighted average incremental borrowing rate used to determine the operating lease liability was 11.1%.
The Company combines the lease and
non-lease
components of fixed costs in its lease arrangements as a single lease component. Variable costs, such as utilities and maintenance costs, are not included in the measurement of right-of-use
assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.

The following table summarizes the effect of lease costs in the Company’s condensed consolidated statement of operations and comprehensive loss of its operating leases (in thousands):

	Nine Months Ended September 30,
	2023	2022
Operating lease costs	$4,335	$1,648
Variable lease costs	742	534

Total lease costs	$5,077	$2,182